Operating leases (Details Textual) $ in Millions	Mar. 31, 2019 USD ($)
Operating Lease, Weighted Average Remaining Lease Term	6 years 4 months 24 days
Spot Charters [Member]
Operating Leases, Future Minimum Payments Receivable	$ 21.5